INTANGIBLE ASSETS CURRENT (Details) - Bitcoin - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INTANGIBLE ASSETS CURRENT
Balance at the beginning	$ 6	$ 385
Crypto assets purchased and received	3,500
Crypto assets mined	15,521	47,017
Total additions	19,021	47,017
Disposals
Disposals, intangible assets other than goodwill	(18,927)	(47,302)
Total disposals	(18,927)	(47,302)
Fair value movements
Gain/(loss) on crypto asset sales	(58)	(94)
Total fair value movements	(58)	(94)
Balance at the end	$ 42	$ 6